Share-based payments (Tables)	6 Months Ended
Jun. 30, 2023
Share-based Payment Arrangements [Abstract]
Explanation of effect of share-based payments on entity's profit or loss	The following share-based payment amounts are included in the income statements as operating costs.

	THREE MONTHS		SIX MONTHS
FOR THE PERIOD ENDED JUNE 30	2023	2022	2023	2022
Employee savings plan	(7)	(6)	(15)	(14)
Restricted share units (RSUs) and performance share units (PSUs)	(10)	(21)	(44)	(46)
Other (1)	(1)	(2)	(2)	(3)
Total share-based payments	(18)	(29)	(61)	(63)
(1) Includes deferred share units and stock options.

Disclosure of number and weighted average exercise prices of other equity instruments
The following tables summarize the change in outstanding RSUs/PSUs and stock options for the period ended June 30, 2023.

RSUs/PSUs

NUMBER OF RSUs/PSUs
Outstanding, January 1, 2023	3,124,187
Granted	1,064,191
Dividends credited	96,425
Settled	(916,529)
Forfeited	(52,222)
Outstanding, June 30, 2023	3,316,052

Disclosure of number and weighted average exercise prices of share options
STOCK OPTIONS

	NUMBER OF OPTIONS	WEIGHTED AVERAGE EXERCISE PRICE ($)
Outstanding, January 1, 2023	7,802,108	61
Exercised(1)	(306,139)	60
Forfeited or expired	(11,408)	63
Outstanding and exercisable, June 30, 2023	7,484,561	61
(1)The weighted average market share price for options exercised during the six months ended June 30, 2023 was $63.